INSURANCE AND UNDERWRITING RESULT, Fair Value of Underlying Assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IL Controlled [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	S/ 91,502	S/ 84,570
IL Controlled Soles [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	186,879	187,088
IL Balanced [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	79,671	72,059
IL Balanced II [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	382,326	370,484
IL Global Balanced [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	87,527	75,301
IL Capitalized [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	1,433	328
IL Capitalized II [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	259	190
IL Global Growth [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	1,073	198
IL Sustainable Capitalization [Member]
Fair value of underlying assets [Abstract]
fair value of the underlying assets	S/ 804	S/ 0